Other Assets and Receivables (Details Textual)	12 Months Ended
Dec. 31, 2016
Other Assets and Receivables (Textual)
Business tax and LAT, Description	Business tax and LAT are payable each year at 5% and 1% - 2% respectively of customer deposits received.